Earnings per Share (Tables)	12 Months Ended
Aug. 31, 2020
Earnings per Share [Abstract]
Earnings per Share
The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding:

	Years ended August 31,
	2020	2019	2018

Basic weighted average number of shares outstanding (000’s)	55,604	55,325	54,998
Plus dilutive effect of (000’s):
Restricted share units	–	–	–
Deferred share units	–	–	–
Performance share units	–	–	–
Diluted weighted average number of shares outstanding (000’s)	55,604	55,325	54,998

Stock awards excluded from the calculation of the diluted weighted average number of shares outstanding because their exercise price was greater than the average market price of the common shares, or their inclusion would be antidilutive (000’s)	2,012	1,701	1,799